Annual Total Returns - BlackRock Low Duration Bond Portfolio (Service Shares) [BarChart] - Service - BlackRock Low Duration Bond Portfolio - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	1.88%
Annual Return 2012	4.81%
Annual Return 2013	0.95%
Annual Return 2014	1.19%
Annual Return 2015	0.51%
Annual Return 2016	1.66%
Annual Return 2017	1.72%
Annual Return 2018	0.74%
Annual Return 2019	4.58%
Annual Return 2020	3.21%